Pension and Other Postretirement Benefits (Schedule of Assumed Health Care Cost Trend Rates) (Details) - Other Postretirement Benefits	12 Months Ended
Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for 2018	4.60%
Rate that the cost trend rate gradually declines to	3.80%
Year that the rate reaches the rate it is assumed to remain	2035